S000004305 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	278 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.34%	20.29%	19.48%
iShares Global Tech ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.00%	20.07%	19.30%
Performance Inception Date					Nov. 12, 2001
iShares Global Tech ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.87%	19.89%	19.06%
iShares Global Tech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.89%	16.38%	16.57%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through April 19, 2023 reflect the performance of the S&P Global 1200 Information Technology Index. Index returns beginning on April 20, 2023 reflect the performance of the S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index, which, effective as of that date, became the Underlying Index of the Fund.